RIGHT-OF-USE ASSETS AND LEASE LIABILITY - Disclosure of continuity of lease liability (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Right Of Use Assets And Lease Liability [Abstract]
Opening balance	$ 86,346	$ 113,340
Additions	38,027
Lease payment	(72,727)	(48,175)
Interest on lease liability	18,877	14,760
Cumulative translation adjustment	5,274	(5,079)
Closing balance	75,797	86,346
Current portion	66,403	39,221
Long-term portion	$ 9,394	$ 47,125